Equity reserves and long-term incentive plan awards - Disclosure of detailed information about number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2024 Share $ / shares	Dec. 31, 2023 Share $ / shares
Disclosure of reserves within equity [abstract]
Number of share options outstanding in share-based payment arrangement at beginning of period | Share	12,575,335	8,497,170
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period | $ / shares	$ 0.97	$ 1.04
Number of share options granted in share-based payment arrangement | Share	3,534,000	4,574,000
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares	$ 1.31	$ 0.85
Number of share options exercised in share-based payment arrangement | Share	(3,605,160)	(29,333)
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares	$ 1.08	$ 0.84
Number of share options cancelled/expired/forfeited in share-based payment arrangement | Share	(1,454,336)	(466,502)
Weighted average exercise price of share options Cancelled/expired/forfeited in share-based payment arrangement | $ / shares	$ 0.98	$ 1.13
Number of share options outstanding in share-based payment arrangement at end of period | Share	11,049,839	12,575,335
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period | $ / shares	$ 1.04	$ 0.97